Long-Term Debt - Schedule of Long-term Debt (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 14, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 03, 2016	Oct. 31, 2016	Aug. 31, 2013
Debt Instrument [Line Items]
Capital Leases	$ 1,677		$ 2,324	$ 1,018
Total	3,865,099		1,870,528	1,892,776
Less - current portion	47,038		47,225	129,809
Long-term portion	3,818,061		1,823,303	1,762,967
Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized discount and debt issuance cost	3,412		2,451
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	346,588		853,124	796,150
Unamortized discount and debt issuance cost			2,451	3,850
Other Borrowings
Debt Instrument [Line Items]
Long-term debt	29,721		6,860	1,153
Floating Rate Senior Notes
Debt Instrument [Line Items]
Long-term debt	496,495		0
Floating Rate Senior Notes | Senior Notes
Debt Instrument [Line Items]
Long-term debt	496,495		0
Unamortized discount and debt issuance cost	3,505
Senior Notes due 2024
Debt Instrument [Line Items]
Long-term debt	$ 742,616		0
Stated interest rate (as a percent)	4.15%
Senior Notes due 2024 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 742,616		0
Stated interest rate (as a percent)		4.15%
Unamortized discount and debt issuance cost	7,384
Senior Notes due 2028
Debt Instrument [Line Items]
Long-term debt	$ 1,239,417		0
Stated interest rate (as a percent)	4.70%
Senior Notes due 2028 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 1,239,417		0
Stated interest rate (as a percent)		4.70%
Unamortized discount and debt issuance cost	10,583
Senior Notes Due 2026
Debt Instrument [Line Items]
Long-term debt	$ 748,225		$ 747,655	747,474
Stated interest rate (as a percent)	3.45%		3.45%
Senior Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 748,225		$ 747,655	747,474
Stated interest rate (as a percent)			3.45%		3.45%	3.45%
Unamortized discount and debt issuance cost	1,775		$ 2,345	2,526
4.375% Senior Notes, due 2023
Debt Instrument [Line Items]
Long-term debt	$ 248,759		$ 248,567	248,310
Stated interest rate (as a percent)	4.375%		4.375%
4.375% Senior Notes, due 2023 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	$ 248,759		$ 248,567	248,310
Stated interest rate (as a percent)			4.375%				4.375%
Unamortized discount and debt issuance cost	1,241		$ 1,433	1,690
Schuldschein Loan
Debt Instrument [Line Items]
Long-term debt	$ 11,601		$ 11,998	$ 98,671